Long-term Debt - Term Bank Loans and Credit Facilities (Details) - USD ($) $ in Thousands			2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended
	Jan. 09, 2015	Jan. 08, 2015	Mar. 15, 2013	Mar. 19, 2015	Jun. 02, 2015	Jul. 29, 2015	Aug. 21, 2015	Aug. 20, 2015	Oct. 13, 2015	Oct. 01, 2015	Nov. 06, 2015	Nov. 14, 2014	Dec. 11, 2015	Nov. 18, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 25, 2015	Oct. 16, 2015	Jul. 10, 2015	May. 26, 2015
Debt Instrument [Line Items]
Amount used for repayment of debt															$ 782,366	$ 2,008,826	$ 1,803,366
Aggregate available unused amount															$ 30,000	$ 0
Variable rate basis															LIBOR
Loan agreements reclassified as current															$ 218,185
Weighted Average Interest Rate															5.09%	6.60%	6.63%
Interest expense and debt amortization cost															$ 177,537	$ 367,996	$ 297,602
Nautilus Bank Loan
Debt Instrument [Line Items]
Amount used for repayment of debt											$ 45,535
ABN AMRO Secured Bridge Loan Facility
Debt Instrument [Line Items]
Line of credit facility amount outstanding												$ 200,000							$ 0
Line Of Credit Facility Maximum Borrowing Capacity															200,000
Number of Ocean Rig shares pledged as security	8,000,000			12,500,000								45,129,069		78,301,755
Senior Secured Credit Facility at October 29, 2014
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity															167,100
Amount used for repayment of debt									$ 130,926
Cash prepayment																				$ 10,034	$ 15,000
Secured Credit Facility at July 23, 2008
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity															126,400
Amount used for repayment of debt						$ 37,325									5,300
Secured Credit Facility at October 2, 2007
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity															35,000
Amount used for repayment of debt								$ 12,800
Secured Credit Facility at May 13, 2008
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity															125,000
Amount used for repayment of debt							$ 12,761								2,945
Secured Credit Facility at May 5, 2008
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity															90,000
Amount used for repayment of debt							$ 27,000								3,000
Secured Credit Facility at March 31, 2006
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity															753,637
Amount used for repayment of debt										$ 19,212			$ 12,360
Secured Credit Facility at October 5, 2007
Debt Instrument [Line Items]
Line of credit facility amount outstanding															43,700
Line Of Credit Facility Maximum Borrowing Capacity															90,000
Amount used for repayment of debt															4,000
Cash prepayment																		$ 5,300
Secured Credit Facility at March 13, 2008
Debt Instrument [Line Items]
Line of credit facility amount outstanding															27,567
Line Of Credit Facility Maximum Borrowing Capacity															130,000
Secured Credit Facility at November 16, 2007
Debt Instrument [Line Items]
Line of credit facility amount outstanding															12,500
Line Of Credit Facility Maximum Borrowing Capacity															47,000
Secured Credit Facilities | Tanker Segment | Tranche A
Debt Instrument [Line Items]
Amount used for repayment of debt															17,458
Secured Credit Facilities | Tanker Segment | Tranche B
Debt Instrument [Line Items]
Amount used for repayment of debt															$ 260,455
$12.5 million Sellers credit
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 12,500
Number of Ocean Rig shares pledged as security			1,602,500
Debt Instrument, Term															2 years
Debt Instrument, Convertible, Effective Interest Rate															3.00%
Amount drawn down			$ 12,500
Ocean Rig | ABN AMRO Secured Bridge Loan Facility
Debt Instrument [Line Items]
Financial Instruments Owned And Pledged As Collateral Number Of Shares Released					12,500,000
Ocean Rig | $12.5 million Sellers credit
Debt Instrument [Line Items]
Financial Instruments Owned And Pledged As Collateral Number Of Shares Released		1,602,500